Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-B SERIES
Monthly Servicer's Statement
for the month ended February 28, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	8.47%
From	01-Feb-13	15-Feb-13	15-Mar-13	Floating Allocation Percentage at Month-End	89.05%
To	28-Feb-13	15-Mar-13
Days	28

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$47,821,025.01		Beginning	-

Total Collateral	$362,296,025.01		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	144.92%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	28
	Total Pool		LIBOR	0.201200%
Beginning Gross Principal Pool Balance	$4,646,366,750.57		Applicable Margin	0.350000%
Total Principal Collections	$(1,594,180,544.97)			0.551200%
Investment in New Receivables	$1,718,104,746.76
Receivables Added for Additional Accounts	$90,046.00			Actual	Per $1000
Repurchases	$0.00		Interest	107,177.78	0.11
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.11
Less Net CMA Offset	$(488,697,205.57)
Less Servicing Adjustment	$(4,280,900.08)		Total Due Investors	107,177.78	0.551200%
Ending Balance	$4,277,402,892.71		Servicing Fee	$262,062.50
			Excess Cash Flow	388,009.06
SAP for Next Period	8.47%

Average Receivable Balance	$4,223,479,105.84
Monthly Payment Rate	37.75%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,039,719.25
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,039,719.25